Sales of Goods (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of revenue [text block] [Abstract]
Schedule of sales of goods [text block]
	As of December 31, 2019
	Cement	Concrete	Precast	Quicklime	Construction supplies	Other	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Segments
Sale of cement, concrete and precast	1,065,857	197,268	25,909	-	-	-	1,289,034
Sale of construction supplies	-	-	-	-	67,225	-	67,225
Sale of quicklime	-	-	-	36,109	-	-	36,109
Sale of other	-	-	-	-	-	333	333

	1,065,857	197,268	25,909	36,109	67,225	333	1,392,701

Moment of the revenue recognition
Goods transferred at a point in time	1,065,857	197,268	25,909	36,109	67,225	333	1,392,701
	As of December 31, 2018
	Cement	Concrete	Precast	Quicklime	Construction supplies	Other	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Segments
Sale of cement, concrete and precast	975,577	136,705	22,414	-	-	-	1,134,696
Sale of construction supplies	-	-	-	-	68,982	-	68,982
Sale of quicklime	-	-	-	57,564	-	-	57,564
Sale of other	-	-	-	-	-	1,692	1,692

	975,577	136,705	22,414	57,564	68,982	1,692	1,262,934

Moment of the revenue recognition
Goods transferred at a point in time	975,577	136,705	22,414	57,564	68,982	1,692	1,262,934
	As of December 31, 2017
	Cement	Concrete	Precast	Quicklime	Construction supplies	Other	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Segments
Sale of cement, concrete and precast	944,091	110,202	17,466	-	-	-	1,071,759
Sale of construction supplies	-	-	-	-	66,442	-	66,442
Sale of quicklime	-	-	-	80,707	-	-	80,707
Sale of other	-	-	-	-	-	1,842	1,842

	944,091	110,202	17,466	80,707	66,442	1,842	1,220,750

Moment of the revenue recognition
Goods transferred at a point in time	944,091	110,202	17,466	80,707	66,442	1,842	1,220,750